Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Note 1 – Summary of Significant Accounting Policies

General

The accompanying consolidated financial statements include the accounts of Commercial National Financial Corporation (the Corporation) and its wholly-owned subsidiaries, Commercial Bank & Trust of PA and Ridge Properties, Inc.  All material intercompany transactions have been eliminated in consolidation.

The Bank operates under a state bank charter and provides full banking services.  The Corporation is subject to regulation by the Federal Reserve Board and the Bank is subject to regulation by the Federal Deposit Insurance Corporation and the Pennsylvania Department of Banking.  The Bank's primary business consists of taking deposits and granting loans to customers who generally do business in the area of Westmoreland County, Pennsylvania.

As of December 31, 2011, the Corporation employed 108 people in full-time and part-time positions.  Fifty-seven (57) employees are represented by the United Auto Workers, Local 1799.  In 2008, the Corporation and bargaining unit employees entered into a labor agreement that will expire in February 2014.

The following summary of accounting and reporting policies is presented to aid the reader in obtaining a better understanding of the consolidated financial statements and related financial data of the Corporation and its wholly-owned subsidiaries contained in this report.  Such policies conform to generally accepted accounting principles (GAAP) and to general practice within the banking industry.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the valuation of real estate acquired in connection with foreclosures or in satisfaction of loans, and the evaluation of other than temporary impairment of securities.

Significant Concentrations of Credit Risk

Most of the Corporation's activities are with customers located within Westmoreland County, Pennsylvania.  Note 3 discusses the types of securities that the Corporation invests in.  Note 4 discusses the types of lending that the Corporation engages in.  The Corporation does not have any significant concentrations to any one industry or customer.  Although the Corporation has a diversified loan portfolio, exposure to credit loss can be adversely impacted by downturns in local economic and employment conditions.

Securities

Debt securities are classified as “securities available for sale” and reported at fair value, with unrealized gains and losses excluded from earnings and reported as a separate component of shareholders' equity, net of the related deferred income tax effect.

Purchase premiums and discounts are recognized in interest income using the interest method over the terms of the securities.  Declines in the fair value of available for sale securities below their cost that are deemed to be other than temporary are reflected in earnings as realized losses.  In estimating other-than-temporary impairment losses, management considers (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent and ability of the Corporation to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.  Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

Loans

Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are stated at their outstanding unpaid principal balances, net of an allowance for loan losses and any deferred fees or costs. Interest income is accrued on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment of the yield (interest income) of the related loans. The Corporation is generally amortizing these amounts over the contractual life of the loan.

The loans receivable portfolio is segmented into commercial, residential mortgage, and loans to individuals.  Commercial loans consist of the following classes: commercial, industrial and other commercial financing, and commercial real estate.  The residential loan segment has one class, one- to four-family first lien residential mortgage loans.   Loans to individuals consist of one class, which includes all consumer loans to individuals.

For all classes of loans receivable, the accrual of interest is discontinued when the contractual payment of principal or interest has become 90 days past due or management has serious doubts about further collectibility of principal or interest, even though the loan is currently performing. A loan may remain on accrual status if it is in the process of collection and is either guaranteed or well secured. When a loan is placed on nonaccrual status, unpaid interest credited to income in the current year is reversed and unpaid interest accrued in prior years is charged against the allowance for loan losses. Interest received on nonaccrual loans, including impaired loans, generally is either applied against principal or reported as interest income, according to management's judgment as to the collectibility of principal. Generally, loans are restored to accrual status when the obligation is brought current, has performed in accordance with the contractual terms for a reasonable period of time (generally twelve months) and the ultimate collectibility of the total contractual principal and interest is no longer in doubt. The past due status of all classes of loans receivable is determined based on contractual due dates for loan payments.

Allowance for Loan Losses

The allowance for credit losses consists of the allowance for loan losses and the reserve for unfunded lending commitments. The allowance for loan losses represents management's estimate of losses inherent in the loan portfolio as of the balance sheet date and is recorded as a reduction to loans.  The allowance for credit losses is increased by the provision for loan losses, and decreased by charge-offs, net of recoveries. Loans deemed to be uncollectible are charged against the allowance for loan losses, and subsequent recoveries, if any, are credited to the allowance. All, or part, of the principal balance of loans receivable is charged off to the allowance as soon as it is determined that the repayment of all, or part, of the principal balance is highly unlikely.  Non-residential consumer loans are generally charged off no later than 90 days past due on a contractual basis, earlier in the event of Bankruptcy, or if there is an amount deemed uncollectible.  Because all identified losses are immediately charged off, no portion of the allowance for loan losses is restricted to any individual loan or groups of loans, and the entire allowance is available to absorb any and all loan losses.

The allowance for credit losses is maintained at a level considered adequate to provide for losses that can be reasonably anticipated. Management performs a quarterly evaluation of the adequacy of the allowance.  The allowance is based on the Corporation's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of any underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires material estimates that may be susceptible to significant revision as more information becomes available.

The allowance consists of specific, general and unallocated components. The specific component relates to loans that are classified as impaired. For loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component covers pools of loans by loan class including commercial loans not considered impaired, as well as smaller balance homogeneous loans, such as residential real estate, home equity and other consumer loans.  These pools of loans are evaluated for loss exposure based upon historical loss rates for each of these categories of loans, adjusted for qualitative factors.  These qualitative risk factors include:

1.	Lending policies and procedures, including underwriting standards and collection, charge-off, and recovery practices.
2.	National, regional, and local economic and business conditions as well as the condition of various market segments, including the value of underlying collateral for collateral dependent loans.
3.	Nature and volume of the portfolio and terms of loans.
4.	Experience, ability, and depth of lending management and staff.
5.	Volume and severity of past due, classified and nonaccrual loans as well as other loan modifications.
6.	Quality of the Corporation's loan review system, and the degree of oversight by the Corporation's Board of Directors.
7.	Existence and effect of any concentrations of credit and changes in the level of such concentrations.
8.	Effect of external factors, such as competition and legal and regulatory requirements.

Each factor is assigned a value to reflect improving, stable or declining conditions based on management's best judgment using relevant information available at the time of the evaluation. Adjustments to the factors are supported through documentation of changes in conditions in a narrative accompanying the allowance for loan loss calculation.

The following discusses key risks within each portfolio segment:

Commercial, industrial and other financing  – These loans are made to operating companies or manufacturers for the purpose of production, operating capacity, accounts receivable, inventory or equipment financing. Cash flow from the operations of the company is the primary source of repayment for these loans. The condition of the local economy is an important indicator of risk, but there are also more specific risks depending on the industry of the company. Collateral for these types of loans often do not have sufficient value in a distressed or liquidation scenario to satisfy the outstanding debt.

Commercial real estate – These loans are secured by commercial purpose real estate, including both owner occupied properties and investment properties for various purposes such as strip malls and apartment buildings. Individual projects as well as global cash flows are the primary sources of repayment for these loans. The condition of the local economy is an important indicator of risk, but there are also more specific risks depending on the collateral type as well as the business prospects of the lessee, if the project is not owner occupied.

Residential mortgages – These are loans secured by 1-4 family residences, including purchase money mortgages. We currently originate fixed-rate, fully amortizing mortgage loans with maturities of 15 to 30 years.  The primary source of repayment for these loans is the income and assets of the borrower. The condition of the local economy, in particular the unemployment rate, is an important indicator of risk for this segment. The state of the local housing market can also have a significant impact on this portfolio, since low demand and/or declining home values can limit the ability of borrowers to sell a property and satisfy the debt.

Loans to individuals – Loans made to individuals may be secured by junior lien positions on a borrower's primary residence or other assets of the borrower, as well as unsecured loans. This segment includes home equity loans, auto loans, and secured or unsecured lines.  The primary source of repayment for these loans is the income and assets of the borrower. The condition of the local economy, in particular the unemployment rate, is an important indicator of risk for this segment. The value of the collateral, if there is any, is less likely to be a source of repayment due to less certain collateral values.

An unallocated component is maintained to cover uncertainties that could affect management's estimate of probable losses. The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the portfolio.

A loan is considered impaired when, based on current information and events, it is probable that the Corporation will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis for commercial and industrial loans, commercial real estate loans and commercial construction loans by either the present value of expected future cash flows discounted at the loan's effective interest rate or the fair value of the collateral if the loan is collateral dependent.

An allowance for loan losses is established for an impaired loan if its carrying value exceeds its estimated fair value. The estimated fair values of substantially all of the Corporation's impaired loans are measured based on the estimated fair value of the loan's collateral.

For commercial loans secured by real estate, estimated fair values are determined primarily through third-party appraisals. When a real estate secured loan becomes impaired, a decision is made regarding whether an updated certified appraisal of the real estate is necessary. This decision is based on various considerations, including the age of the most recent appraisal, the loan-to-value ratio based on the original appraisal and the condition of the property. Appraised values are discounted to arrive at the estimated selling price of the collateral, which is considered to be the estimated fair value. The discounts also include estimated costs to sell the property.

For commercial and industrial loans secured by non-real estate collateral, such as accounts receivable, inventory and equipment, estimated fair values are determined based on the borrower's financial statements, inventory reports, accounts receivable agings or equipment appraisals or invoices. Indications of value from these sources are generally discounted based on the age of the financial information or the quality of the assets.

Large groups of smaller balance homogeneous loans are not collectively evaluated for impairment. Accordingly, the Corporation does not separately identify individual residential mortgage loans, home equity loans and other consumer loans for impairment disclosures, unless such loans are the subject of a troubled debt restructuring agreement.

Loans whose terms are modified are classified as troubled debt restructurings if the Corporation grants such borrowers concessions and it is deemed that those borrowers are experiencing financial difficulty. Concessions granted under a troubled debt restructuring generally involve a temporary reduction in interest rate or an extension of a loan's stated maturity date. Non-accrual troubled debt restructurings are restored to accrual status if principal and interest payments, under the modified terms, are current for twelve consecutive months after modification.   Loans classified as troubled debt restructurings are designated as impaired.

The allowance for loan loss calculation methodology includes further segregation of loan classes into risk rating categories. The borrower's overall financial condition, repayment sources, guarantors and value of collateral, if appropriate, are evaluated annually for commercial loans.  Such evaluations for commercial and consumer loans are also made when credit deficiencies arise, such as delinquent loan payments.  Credit quality risk ratings include categories of “pass,” “special mention,” “substandard” and “doubtful.” Assets which do not currently expose the insured institution to sufficient risk, warrant classification as “pass.”  Assets that are not classified as “pass” and possess weaknesses are required to be designated “special mention.”  If uncorrected, the potential weaknesses may result in deterioration of the repayment prospects.  An asset is considered “substandard” if it is inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any.   “Substandard” assets include those characterized by the “distinct possibility” that the insured institution will sustain “some loss” if the deficiencies are not corrected.   Assets classified as “doubtful” have all of the weaknesses inherent in those classified “substandard” with the added characteristic that the weaknesses present make “collection or liquidation in full,” on the basis of currently existing facts, conditions, and values, “highly questionable and improbable.”   In addition, Federal regulatory agencies, as an integral part of their examination process, periodically review the Corporation's allowance for loan losses and may require the Corporation to recognize additions to the allowance based on their judgments about information available to them at the time of their examination, which may not be currently available to management. Based on management's comprehensive analysis of the loan portfolio, management believes the current level of the allowance for loan losses is adequate.

Off-Balance Sheet Financial Instruments

In the ordinary course of business, the Corporation has entered into off-balance sheet financial instruments consisting of commitments to extend credit and letters of credit.  Such financial instruments are recorded in the balance sheet when they are funded.

Foreclosed Real Estate

Foreclosed real estate is comprised of property acquired through a foreclosure proceeding or acceptance of a deed in lieu of foreclosure and loans classified as in-substance foreclosure.  A loan is classified as in-substance foreclosure when the Bank has taken possession of the collateral regardless of whether formal foreclosure proceedings take place.  Foreclosed real estate is initially recorded at fair value, net of estimated selling costs, at the date of foreclosure establishing a new cost basis.  After foreclosure, valuations are periodically performed by management and the assets are carried at the lower of cost or fair value minus estimated costs to sell.  Revenues and expenses from operations and changes in the valuation allowance are included in other expenses.  Foreclosed real estate at December 31, 2011 and 2010 was $647,000 and $716,000, respectively, and is included in other assets.

Intangible Assets

The Corporation has amortizable intangible assets related to core deposit intangibles acquired in 2002 through the acquisition of a branch office.  These intangible assets are being amortized on a straight-line basis over a period of ten years.  The balance of these amortizable intangible assets at December 31, 2011 was $49,000 net of accumulated amortization of $926,000, which is included in other assets.  Amortization expense of $98,000 was recorded for the years ended December 31, 2011 and 2010. Amortization expense is estimated to be $49,000 in 2012.

Premises and Equipment

Premises and equipment are carried at cost less accumulated depreciation and amortization.  For financial statement reporting and income tax purposes, depreciation is computed both on straight-line and accelerated methods over the estimated useful life of the premises and equipment.  Charges for maintenance and repairs are expensed as incurred. Amortization is charged over the term of the respective lease or the estimated useful life of the asset, whichever is shorter.

Bank Owned Life Insurance

The Corporation invests in bank owned life insurance (BOLI) as a source of funding for employee benefit expenses.  BOLI involves the purchase of life insurance by the Corporation on a chosen group of employees.  The Corporation is the owner and beneficiary of the policies.  This life insurance investment is carried at the cash surrender value of the underlying policies.  Income from the investment in the policies is included in other operating income on the income statement.

Advertising Costs

The Corporation follows the policy of charging the costs of advertising to expense as incurred.  Total advertising expense for the years ended December 31, 2011 and 2010 was $154,000 and $170,000, respectively.

Trust Operations

Trust income is recorded on the cash basis, which approximates the accrual basis.  Securities and other property held by the Corporation in a fiduciary or agency capacity for customers of the Trust Department are not assets of the Corporation and, accordingly, are not included in the accompanying consolidated financial statements.  Assets under management in the trust department totaled $141,350,000 and $183,766,000 at December 31, 2011 and 2010, respectively.

Income Taxes

Deferred income tax assets and liabilities are determined based on the differences between financial statement carrying amounts and the tax basis of existing assets and liabilities.  These differences are measured at the enacted tax rates that will be in effect when these differences reverse.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion of the deferred tax assets will not be realized.  As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes.  The Corporation and its subsidiaries file a consolidated federal income tax return.

Earnings per Share

Basic earnings per share have been calculated on the weighted average number of shares outstanding of 2,860,953 in 2011 and 2010. The Corporation currently maintains a simple capital structure, thus there are no dilutive effects on earnings per share.

Treasury Stock

The acquisition of treasury stock is recorded under the cost method.  At the date of subsequent reissue, the treasury stock is reduced by the cost of such stock on the average cost basis, with any excess proceeds being credited to retained earnings.

Segment Reporting

The Corporation acts as an independent community financial services provider and offers traditional banking and related financial services to individual, business and government customers.  The Corporation offers a full array of commercial and retail financial services, including the taking of time, savings and demand deposits, the making of commercial, consumer and mortgage loans and  providing other financial services.

Management does not separately allocate expenses, including the cost of funding loan demand, between the commercial and retail operations of the Corporation.  As such, discrete information is not available and segment reporting would not be meaningful.

Statements of Cash Flows

For purposes of reporting cash flows, the Corporation has defined cash and cash equivalents as those amounts included in the balance sheet captions, “Cash and due from banks” and “Interest-bearing deposits with banks.”

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales, when control over the assets has been surrendered.  Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Bank, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Bank does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Restricted Investment in Bank Stock

Federal law requires the Bank, a member institution of the Federal Home Loan Bank system, to hold stock of its district Federal Home Loan Bank (FHLB) according to a predetermined formula.  This restricted stock is carried at cost and as of December 31, 2011, consists of the common stock of FHLB of Pittsburgh.  In December 2008, the FHLB of Pittsburgh notified member banks that it was suspending dividend payments and the repurchase of capital stock.

Since the 2008 announcement to suspend dividends and the repurchase of capital stock, the FHLB's financial condition has improved, giving them the capacity to repurchase $1.033 million of excess capital stock from the Corporation as of December 31, 2011.  In addition, in February 2012, the FHLB repurchased an additional $176,000 in excess capital stock and resumed paying dividends.

The Corporation evaluates impairment in FHLB stock when certain conditions warrant further consideration. After evaluating such factors as the capital adequacy of the FHLB, its overall operating performance and the FHLB's liquidity and funding position, the Corporation concluded that the par value was ultimately recoverable and no impairment charge was recognized at December 31, 2011.

Management believes no impairment charge is necessary related to the FHLB stock as of December 31, 2011. Our evaluation of the factors described above in future periods could result in the recognition of impairment charges on FHLB stock.

Subsequent Events

Commercial National Financial Corporation has evaluated subsequent events through the date these consolidated financial statements were filed with the Securities and Exchange Commission.  We have incorporated into these consolidated financial statements the effect of all material known events determined by ASC Topic 855, “Subsequent Events,” to be recognizable events.

New Accounting Standards

Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs

In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.  The ASU is the result of joint efforts by the FASB and International Accounting Standards Board (“IASB”) to develop a single, converged fair value framework on how (not when) to measure fair value and on what disclosures to provide about fair value measurements. While the ASU is largely consistent with existing fair value measurement principles in U.S. GAAP, it expands existing disclosure requirements for fair value measurements and makes other amendments to ASC 820, Fair Value Measurement. Many of these amendments were made to eliminate unnecessary wording differences between U.S. GAAP and IFRSs. However, some could change how the fair value measurement guidance in ASC 820 is applied. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Corporation has determined the adoption of this ASU will not have a material impact on its financial condition and results of operation.

Derecognition of in Substance Real Estate – a Scope Clarification

In December 2011, the FASB issued Accounting Standards Update (ASU) 2011-10, Derecognition of in Substance Real Estate – a Scope Clarification. This ASU clarifies previous guidance for situations in which a reporting entity would relinquish control of the assets of a subsidiary in order to satisfy the nonrecourse debt of the subsidiary. The ASU concludes that if control of the assets has been transferred to the lender, but not legal ownership of the assets; then the reporting entity must continue to include the assets of the subsidiary in its consolidated financial statements. The amendments in this ASU are effective for public entities for annual and interim periods beginning on or after June 15, 2012. For nonpublic entities, the amendments are effective for fiscal years ending after December 15, 2013. Early adoption is permitted. The Corporation does not expect this ASU to have a significant impact on its consolidated financial statements.

Disclosures about Offsetting Assets and Liabilities

In December 2011, the FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities, in an effort to improve comparability between U.S. GAAP and IFRS financial statements with regard to the presentation of offsetting assets and liabilities on the statement of financial position arising from financial and derivative instruments, and repurchase agreements. The ASU establishes additional disclosures presenting the gross amounts of recognized assets and liabilities, offsetting amounts, and the net balance reflected in the statement of financial position. Descriptive information regarding the nature and rights of the offset must also be disclosed. The Corporation does not expect this ASU to have a significant impact on its consolidated financial statements.

Presentation of Comprehensive Income

In September 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income, which revises the manner in which entities present comprehensive income in their financial statements. The new guidance eliminates the option to present components of other comprehensive income as part of the Statements of Changes to Stockholders' Equity and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. Under the two-statement approach, the first statement would include components of net income, which is consistent with the income statement format used today, and the second statement would include components of other comprehensive income (OCI). The ASU does not change the items that must be reported in OCI. This ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Guidance must be applied retrospectively for all periods presented in the financial statements. Early adoption is permitted. The Corporation has determined the adoption of this ASU will not have a material impact on its financial condition and results of operation.

Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update 2011-05

In December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update 2011-05. In response to stakeholder concerns regarding the operational ramifications of the presentation of these reclassifications for current and previous years, the FASB has deferred the implementation date of this provision to allow time for further consideration. The requirement in ASU 2011-05, Presentation of Comprehensive Income, for the presentation of a combined statement of comprehensive income or separate, but consecutive, statements of net income and other comprehensive income is still effective for fiscal years and interim periods beginning after December 15, 2011 for public companies, and fiscal years ending after December 15, 2012 for nonpublic companies. The adoption of this ASU will not have a significant impact on the Corporation's consolidated financial statements.